SHARE-BASED COMPENSATION - SHARE OPTIONS ISSUED TO NON-EMPLOYEES (Details)	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) shares
ADS
SHARE-BASED COMPENSATION
Closing price of ordinary shares (in dollars per share)	$ 2.56
Ordinary shares
SHARE-BASED COMPENSATION
Closing price of ordinary shares (in dollars per share)	$ 0.16
Options | Non-employees
SHARE-BASED COMPENSATION
Options outstanding with exercise price below the closing price of the entity's ordinary share (in shares) | shares	873,000	873,000
Aggregate intrinsic value	$ 100,000	¥ 696,000